UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number: 1
   This Amendment (Check only one.):      [X ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Sandell Asset Management Corp.
Address:          40 West 57th Street
                  New York, NY 10019

Form 13F File Number: 28-06499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard Gashler
Title:            General Counsel
Phone:            212-603-5700

Signature, Place, and Date of Signing:

      /s/ Richard Gashler        New York, New York           May 19, 2008
      -------------------        ------------------           ------------
          [Signature]              [City, State]                [Date]

This Amendment No. 1 is being filed to reflect a correction to the Form 13F filed on May 15, 2008 by deleting a position that was inadvertently included in the original 13F Filing.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     106

Form 13F Information Table Value Total:     $2,011,315 (thousands)


List of Other Included Managers:

   None.


FORM 13F INFORMATION TABLE
For Quarter Ended: 3/31/08                      Name of Reporting Manager:  Sandell Asset Management

                                                                                                          Item 8:
Item 1:                          Item 2 :         Item 3:   Item 4:    Item 5:    Item 6:   Item 7:  Voting Authority (Shares)
Name of Issuer                Title of Class      CUSIP   Fair Market Shares or  Investment Other    (a)        (b)      (c)
                                                  Number     Value    Principal  Discretion Managers Sole     Shared     None
                                                           (X$1000)    Amount

 ADVANCED MICRO DEVICES INC        COM              007903107     612     103,902 SHS  SOLE               103,902 -         -
 ADVANCED MICRO DEVICES PUTS       COM              007903107   4,712     800,000 PUT  SOLE               800,000 -         -
 ALLEGHENY ENERGY INC              COM              017361106   5,050     100,000 SHS  SOLE               100,000 -         -
 ALLIED CAP CORP NEW PUTS          COM              01903Q108   2,578     139,900 PUT  SOLE               139,900 -         -
 ALLIED DEFENSE GROUP INC          COM              019118108     694     117,550 SHS  SOLE               117,550 -         -
 AMEREN CORP                       COM              023608102   2,202      50,000 SHS  SOLE                50,000 -         -
 AMERICA MOVIS SAB DE CV           SPON ADR L SHS   02364W105  16,521     259,400 SHS  SOLE               259,400 -         -
 AMERICAN EQTY INVT LIFE HLD       NOTE 5.250%12/0  025676AE7  13,597  14,000,000 PRN  SOLE                     - -         -
 AMERICAN MED SYS HLDGS INC NOTES  NOTE 3.250% 7/0  02744MAA6   3,906   4,000,000 PRN  SOLE                     - -         -
 AMERICAN ORIENTAL BIOENGR IN      COM              028731107   5,354     660,994 SHS  SOLE               660,994 -         -
 AMERICREDIT CORP .75% NOTES       NOTE 0.750% 9/1  03060RAP6   5,221   8,500,000 PRN  SOLE                     - -         -
 ANADARKO PETE CORP                COM              032511107  35,016     555,541 SHS  SOLE               555,541 -         -
 BEA SYS INC                       COM              073325102  10,581     552,520 SHS  SOLE               552,520 -         -
 BIONOVO INC                       COM              090643107     683     537,908 SHS  SOLE               537,908 -         -
 BLOCK H & R INC                   COM              093671105   2,056      99,016 SHS  SOLE                99,016 -         -
 CALPINE CORP                      COM NEW          131347304  10,779     585,152 SHS  SOLE               585,152 -         -
 CAMERON INTERNATIONAL CORP        COM              13342B105  14,574     350,000 SHS  SOLE               350,000 -         -
 CARDIUM THERAPEUTICS INC          COM              141916106   2,449   1,088,650 SHS  SOLE             1,088,650 -         -
 CBIZ INC NOTES                    NOTE 3.125% 6/0  124805AB8   2,533   2,500,000 PRN  SOLE                     - -         -
 CENTRAL EUROPEAN DIST CORP        COM              153435102   3,032      52,100 SHS  SOLE                52,100 -         -
 CHINACAST EDU CORP                UNIT 03/16/2009  16946T208     458      75,000 SHS  SOLE                75,000 -         -
 CLECO CORP NEW                    COM              12561W105   2,333     105,200 SHS  SOLE               105,200 -         -
 CNET NETWORKS INC                 COM              12613R104  24,637   3,470,000 SHS  SOLE             3,470,000 -         -
 CONSTELLATION ENERGY GROUP I      COM              210371100   6,620      75,000 SHS  SOLE                75,000 -         -
 COUNTRYWIDE FINANCIAL CORP CALLS  COM              22372104    2,912     529,400 CALL SOLE               529,400 -         -
 CSG SYS INTL INC NOTES            NOTE 2.500% 6/1  126349AB5   1,626   2,000,000 PRN  SOLE                     - -         -
 CYPRESS SEMICONDUCTOR             COM              232806109  13,014     551,196 SHS  SOLE               551,196 -         -
 DAYSTAR TECHNOLOGIES INC          COM              23962Q100     340     114,978 SHS  SOLE               114,978 -         -
 DEVELOPERS DIVERSIFIED RLTY PUTS  COM              251591103   2,094      50,000 PUT  SOLE                50,000 -         -
 DIAMOND OFFSHORE DRILLING IN      COM              25271C102  11,640     100,000 SHS  SOLE               100,000 -         -
 DUKE REALTY CORP PUTS             COM NEW          264411505   2,692     118,000 PUT  SOLE               118,000 -         -
 DYNEGY INC DEL                    CL A             26817G102  12,974   1,644,400 SHS  SOLE             1,644,400 -         -
 E TRADE FINANCIAL CORP            COM              269246104   6,157   1,595,000 SHS  SOLE             1,595,000 -         -
 EDISON INTL                       COM              281020107   1,226      25,000 SHS  SOLE                25,000 -         -
 EL PASO CORP                      COM              28336L109  36,893   2,217,122 SHS  SOLE             2,217,122 -         -
 EMPRESA DIST Y COMERCIAL NOR      SPON ADR         29244A102   8,430     429,650 SHS  SOLE               429,650 -         -
 ENCORE ACQUISITION CO             COM              29255W100  13,494     335,000 SHS  SOLE               335,000 -         -
 ENVIRONMENTAL PWR CORP            COM NEW          29406L201     142      34,285 SHS  SOLE                34,285 -         -
 EPIQ SYS INC                      COM              26882D109   4,675     301,205 SHS  SOLE               301,205 -         -
 EURONET WORLDWIDE INC NOTES       NOTE 3.500% 10/1 298736AF6   4,259   5,000,000 PRN  SOLE                     - -         -
 EXCO RESOURCES INC                COM              269279402  71,014   3,838,606 SHS  SOLE             3,838,606 -         -
 EXTERRAN HLDGS INC                COM              30225X103  18,427     285,517 SHS  SOLE               285,517 -         -
 FAIR ISAAC CORP                   COM              303250104  61,848   2,874,000 SHS  SOLE             2,874,000 -         -
 GAMMON GOLD INC                   COM              36467T106   1,398     181,800 SHS  SOLE               181,800 -         -
 GENCORP INC                       COM              368682100  54,765   5,322,115 SHS  SOLE             5,322,115 -         -
 GENCORP INC NOTES                 SDCV 2.250%11/1  368682AK6   1,680   2,000,000 PRN  SOLE                     - -         -
 GENERAL GROWTH PPTYS INC PUTS     COM              370021107  10,153     266,000 PUT  SOLE               266,000 -         -
 GENESCO INC                       COM              371532102  11,726     507,403 SHS  SOLE               507,403 -         -
 GRANT PRIDECO INC                 COM              38821G101  38,713     786,540 SHS  SOLE               786,540 -         -
 HALLIBURTON CO                    COM              406216101   7,866     200,000 SHS  SOLE               200,000 -         -
*HEINZ HJ CO                       COM              423074103 225,521   4,801,380 SHS  SHARED                   - 4,801,380 -
 HOUSE OF TAYLOR JEWELRY INC       COM              44176R106     162   1,294,685 SHS  SOLE             1,294,685 -         -
 HUTCHISON TELECOMM INTL LTD       SPONSORED ADR    44841T107   8,687     403,855 SHS  SOLE               403,855 -         -
 INFOSPACE INC                     COM NEW          45678T201  32,063   2,771,204 SHS  SOLE             2,771,204 -         -
 INOVIO BIOMEDICAL CORP            COM              45773H102     296     308,381 SHS  SOLE               308,381 -         -
 ISHARES TR                        MSCI EMERG MKT   464287234   8,815      65,600 SHS  SOLE                65,600 -         -
 KEMET CORP NOTES                  NOTE 2.250%11/1  488360AB4   7,061  10,000,000 PRN  SOLE                     - -         -
 KEY ENERGY SVCS INC               COM              492914106  29,275   2,181,411 SHS  SOLE             2,181,411 -         -
 LIFEPOINT HOSPITALS INC NOTES     NOTE 3.500% 5/1  53219LAH2   3,793   4,500,000 PRN  SOLE                     - -         -
 LIGAND PHARMACEUTICALS INC        CL B             53220K207   8,658   2,164,498 SHS  SOLE             2,164,498 -         -
 LUMERA CORP                       COM              55024R106     117      60,444 SHS  SOLE                60,444 -         -
 MACROVIION CORP NOTES             NOTE 2.625% 8/1  555904AB7   2,136   2,500,000 PRN  SOLE                     - -         -
 MAXWELL TECHNOLOGIES INC          COM              577767106   2,394     234,965 SHS  SOLE               234,965 -         -
 MENTOR GRAPHICS CORP              SDCV 6.250% 3/0  587200AF3   4,064   4,295,000 PRN  SOLE                     - -         -
 MIRANT CORP                       COM              60467R100  31,088     854,300 SHS  SOLE               854,300 -         -
 NEUROBIOLOGICAL TECH INC          COM NEW          64124W304   1,414     543,854 SHS  SOLE               543,854 -         -
 NII HLDGS INC                     CL B NEW         62913F201  16,193     509,550 SHS  SOLE               509,550 -         -
 NORTEL NETWORKS CORP NEW NOTES    NOTE 2.125% 4/1  656568AE2   3,731   6,000,000 PRN  SOLE                     - -         -
 NORTHEAST UTILS                   COM              664397106   7,362     300,000 SHS  SOLE               300,000 -         -
 NORTHWEST AIRLS CORP CALLS        COM              667280408   5,384     598,900 CALL SOLE               598,900 -         -
 NRG ENERGY INC                    COM NEW          629377508  11,863     304,245 SHS  SOLE               304,245 -         -
 OCWEN FINL CORP                   NOTE 3.250% 8/0  675746AD3   4,800   6,000,000 PRN  SOLE                     - -         -
 PATTERSON UTI ENERGY INC          COM              703481101   5,236     200,000 SHS  SOLE               200,000 -         -
 PETROLEO BRASILEIRO SA PETRO      SP ADR NON VTG   71654V101   2,117      25,000 SHS  SOLE                25,000 -         -
 PG&E CORP                         COM              69331C108   1,841      50,000 SHS  SOLE                50,000 -         -
 PIONEER NAT RES CO                COM              723787107 119,413   2,431,050 SHS  SOLE             2,431,050 -         -
 PLAINS EXPL& PRODTN CO            COM              726505100 253,185   4,764,484 SHS  SOLE             4,764,484 -         -
 PNM RES INC                       COM              69349H107     705      56,500 SHS  SOLE                56,500 -         -
 PPL CORP                          COM              69351T106   5,740     125,000 SHS  SOLE               125,000 -         -
 PROSPECT MEDICAL HOLDINGS IN      CL A             743494106   1,227     300,000 SHS  SOLE               300,000 -         -
 PSIVIDA LTD                       SPONSORED ADR    74439M107      76     101,044 SHS  SOLE               101,044 -         -
 PUBLIC SVC ENTERPRISE GROUP       COM              744573106   3,014      75,000 SHS  SOLE                75,000 -         -
 QUINTANA MARITIME LTD             SHS              Y7169G109  11,795     498,109 SHS  SOLE               498,109 -         -
 REGIS CORP MINN                   COM              758932107  17,859     649,640 SHS  SOLE               649,640 -         -
 RELIANT ENERGY INC                COM              75952B105  21,635     914,800 SHS  SOLE               914,800 -         -
 RETAIL VENTURES INC               COM              76128Y102   4,545     937,096 SHS  SOLE               937,096 -         -
 RF MICRODEVICES INC               NOTE 0.750% 4/1  749941AG5   4,883   7,000,000 PRN  SOLE                     - -         -
 SEMPRA ENERGY                     COM              816851109   1,332      25,000 SHS  SOLE                25,000 -         -
 SIERRA PAC RES NEW                COM              826428104   2,526     200,000 SHS  SOLE               200,000 -         -
 SONIC AUTOMOTIVE INC NOTES        NOTE 4.250%11/3  83545GAK8   3,184   3,000,000 PRN  SOLE                     - -         -
 SOUTHERN UN CO NEW                COM              844030106 273,439  11,750,714 SHS  SOLE            11,750,714 -         -
 SPDR TR                           UNIT SER 1       78462F103  17,354     131,500 SHS  SOLE               131,500 -         -
 STAR BULK CARRIERS CORP           COM              Y8162K105   1,139     100,000 SHS  SOLE               100,000 -         -
 SUPERIOR WELL SVCS INC            COM              86837X105   1,640      75,000 SHS  SOLE                75,000 -         -
 SYBASE INC                        COM              871130100 123,400   4,692,025 SHS  SOLE             4,692,025 -         -
 TALISMAN ENERGY INC               COM              87425E103  15,973     900,000 SHS  SOLE               900,000 -         -
 TETRA TECHNOLOGIES INC DEL        COM              88162F105   1,562      98,600 SHS  SOLE                98,600 -         -
 TRANSOCEAN INC NEW                SHS              G90078100   2,704      20,000 SHS  SOLE                20,000 -         -
 TXCO RESOURCES INC                COM              87311M102     625      50,457 SHS  SOLE                50,457 -         -
 UDR INC PUTS                      COM              902653104   2,967     121,000 PUT  SOLE               121,000 -         -
 VALERO ENERGY CORP NEW            COM              91913Y100   2,456      50,000 SHS  SOLE                50,000 -         -
 VECTOR GROUP LTD NOTES            NOTE 5.000%11/1  92240MAE8   6,300   5,000,000 PRN  SOLE                     - -         -
 WCI CMNTYS INC                    COM              92923C104  13,712   4,093,114 SHS  SOLE             4,093,114 -         -
 WEINGARTEN REALTY INVESTORS PUTS  SH BEN INT       948741103   1,274      37,000 PUT  SOLE                37,000 -         -
*WENDYS INTL INC                   COM              950590109  90,303   3,916,013 SHS  SHARED                   - 3,916,013 -
 WILLIAMS COS INC DEL              COM              969457100   4,921     149,200 SHS  SOLE               149,200 -         -


                                           Value Total:    2,011,315

                                           Entry Total:          106



*   Represents positions also reported on the 13F Report filed by Nelson Peltz.
